Purchase and Minimum Rental Commitments Under Non-Cancelable Operating Leases (Details) $ in Thousands	Jul. 03, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Minimum rental commitments, 2017	$ 729
Minimum rental commitments, 2018	520
Minimum rental commitments, 2019	416
Minimum rental commitments, 2020	174
Purchase commitments, 2017	23,912
Purchase commitments, 2018	11,162
Purchase commitments, 2019	7,827
Purchase commitments, 2020	$ 3,036